DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (Non-designated derivative instruments, USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 247
Derivative instruments, fair value of liabilities	(14,248)	(4,281)
Foreign currency options
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	247
Derivative instruments classified in other payables	(92)	(2,654)
Derivative instruments classified in other long term liabilities	(2,520)	(1,627)
Buy-out put option
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables	(11,636)
Derivative instruments, fair value of liabilities	$ (11,600)